Cover	Jan. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2024
Entity File Number	333-236117
Entity Registrant Name	Carriage House Event Center, Inc
Entity Central Index Key	0001798458
Entity Tax Identification Number	82-4268982
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	558 Castle Pines Parkway
Entity Address, Address Line Two	B-4, Suite 140
Entity Address, City or Town	Castle Pines Parkway
City Area Code	801
Local Phone Number	517-8845
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false